Share-based Payments	12 Months Ended
Dec. 31, 2023
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based Payments

Note 28 Share-based payments

Performance Rights and Options

Employees of the Company participate in the Company’s Long-Term Incentive Program (“LTIP”) comprising grants of performance rights and options with varying vesting conditions. The performance rights and options carry no dividend or voting rights. Performance rights and options may vest immediately or dependent on the recipient remaining in employment, or achievement of performance-related vesting conditions, by the vesting date. Upon vesting, each performance right and option is convertible into one ordinary share of NOVONIX Limited. If an executive ceases employment before the rights or options vest, the rights or options will be forfeited, except in limited circumstances that they are approved by the Board on a case-by-case basis.

Share Rights

Non-executive Directors participate on an annual grant of equity awards using a value-based approach, which the Board has adopted by issuing Share Rights to Non-executive Directors of the Company each financial year with a fixed US dollar value of $110,000. As a consequence of the Company changing its fiscal year end from 30 June to 31 December, Directors were scheduled to receive share rights for the period 1 July 2023 to 31 December 2023 (“2023 partial year”) to align with the new fiscal year-end. Shareholders approved the 2023 partial year share rights, however they were not issued and will not be issued. The Board has determined that one Director shall be granted his share rights for the period from his appointment in October 2022 to 30 June 2023, subject to shareholder approval. We view this as an additional sign to shareholders of the Board’s long-term commitment to the team and Company.

The share rights carry no dividend or voting rights. Upon vesting, each share right is convertible into one ordinary share of NOVONIX Limited. If a non-executive director ceases to hold office before the share rights vest, the rights will convert on a prorate basis.

The following table presents the composition of share-based payments expense for the twelve months ended December 31, 2023, six-months ended December 31, 2022, and the twelve months ended June 30, 2022 and 2021.

	Twelve Months Ended December 31,	Six Months Ended December 31,	Twelve Months Ended June 30,
(in U.S. dollars)	2023	2022	2022	2021
Share rights granted in current year	$31,943	$444,480	2,620,399	—
Share rights granted in prior year	368,039	—	—	—
Performance rights granted in current year	989,336	2,274,551	10,810,456	2,305,467
Performance rights granted in prior years	4,104,908	2,582,698	192,285	—
Options granted in current year	—	—	—	—
Options granted in prior years	127,734	52,700	907,609	2,162,519
Share based payment expense	5,621,960	5,354,429	14,530,749	4,467,986
Payments of withholding tax - Performance rights	(296,432)	(133,878)	(2,501,992)	—
Settlement of limited recourse loan	—	—	—	(893,906)
Exchange differences	(24,373)	(84,564)	—	—
Movement in share-based payments reserve	$5,301,155	$5,135,987	$12,028,757	$3,574,080

SHARE RIGHTS

A summary of movements of all share rights issued is as follows:

Number on issue
Share rights outstanding at July 1, 2022	302,539
Granted	436,403
Forfeited	—
Exercised	(302,539)
Share rights outstanding at December 31, 2022	436,403
Share rights exercisable at January 1, 2023	436,403
Granted	65,405
Forfeited	(16,684)
Exercised	(419,719)
Share rights outstanding at December 31, 2023	65,405
Share rights exercisable at December 31, 2023	—

During the year ended December 31, 2023, share rights were granted to a non-executive Director, Ron Edmonds, subject to shareholder approval at the 2024 Annual General Meeting. The share rights are convertible to ordinary shares on a 1:1 basis and vest on receipt of Shareholder approval. The value of each share right was determined with reference to the market value of the underlying securities on grant date. An expense of $31,943 was recognized for the year ended December 31, 2023. During the six months ended December 31, 2022, share rights were granted to non-executive Directors following shareholder approval at the Annual General Meeting on October 26, 2022. The share rights are convertible to ordinary shares on a 1:1 basis and vested on June 30, 2023. The value of each share right was determined with reference to the market value of the underlying securities on grant date. An expense of $444,480 was recognized for the six months ended December 31, 2022. Further details of the share rights granted during the year December 31, 2023, are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value (AUD)	Expiry	Expense recognized (USD)
Ron Edmonds	December 31, 2023	54,863	December 31, 2023	$0.74	December 31, 2024	$26,794
	December 31, 2023	10,542	December 31, 2023	$0.74	December 31, 2024	5,149
Total expense recognized						$31,943

PERFORMANCE RIGHTS

A summary of movements of all performance rights issued is as follows:

Number on issue
2023
Performance rights outstanding at July 1, 2022	5,057,277
Granted	6,547,018
Forfeited	(128,503)
Exercised	(463,897)
Performance rights outstanding at December 31, 2022	11,011,895
Granted	4,631,721
Forfeited	(962,688)
Exercised	(1,252,558)
Performance rights outstanding at December 31, 2023	13,428,370
Performance rights vested at December 31, 2023	—

Performance Rights Granted in the Current Period

During the twelve months ended December 31, 2023, performance rights (convertible to ordinary shares on a 1:1 basis) were granted to Key Management Personnel, other employees and contractors as set out in the table below. The value of each performance right was determined with reference to the market value of the underlying securities on grant date.

During the six months ended December 31, 2022, 962,688 performance rights were forfeited as not all vesting conditions were met.

Further details of the performance rights are set out in the table below:

Name	Grant date	Number	Vesting date	Fair value (AUD)	Expiry	Expense recognized (USD)
Rashda Buttar	April 13, 2023	253,401	December 31, 2025	$1.09	Cessation of employment	$37,279
Nick Liveris	April 5, 2023	549,035	December 31, 2025	$1.21	Cessation of employment	89,663
Chris Burns	April 13, 2023	1,604,871	December 31, 2025	$1.09	Cessation of employment	236,100
Non-KMP employees	January 3, 2023	1,030,325	¼ January 3, 2024	$1.41	Cessation of employment	392,726
			¼ January 3, 2025
			¼ January 3, 2026
			¼ January 3, 2027
Non-KMP employees	January 27, 2023	58,636		$1.86	Cessation of employment	16,084
Non-KMP employees	February 6, 2023	18,942		$1.80	Cessation of employment	10,739
Non-KMP employees	March 2, 2023	43,078		$1.49	Cessation of employment	19,645
Non-KMP employees	May 8, 2023	124,505		$0.99	Cessation of employment	28,534
Non-KMP employees	July 11, 2023	42,506	4 equal annual	$0.93	Cessation of employment	6,806
Non-KMP employees	July 14, 2023	85,618	tranches	$1.05	Cessation of employment	15,850
Non-KMP employees	July 24, 2023	39,960	commencing on the	$0.95	Cessation of employment	6,124
Non-KMP employees	July 31, 2023	69,290	anniversary of	$0.93	Cessation of employment	9,812
Non-KMP employees	August 1, 2023	170,019	employment	$0.95	Cessation of employment	24,805
Non-KMP employees	August 21, 2023	125,862		$1.08	Cessation of employment	17,137
Non-KMP employees	September 2, 2023	300,000		$0.93	Cessation of employment	31,574
Non-KMP employees	November 9, 2023	57,019		$0.75	Cessation of employment	2,238
Non-KMP employees	October 7, 2022	37,587		$1.86	Cessation of employment	27,243
Non-KMP employees	November 28, 2022	21,067		$2.18	Cessation of employment	16,976
Total number issued		4,631,721				$989,336

Performance Rights Net Settled for Withholding Tax Obligations

The Company has an obligation to withhold tax on the vesting of performance rights for employee’s resident in the USA and Canada. As consideration for the withholding tax, the Company reduces the number of shares to be issued to the employees (net settled).

During the twelve months ended December 31, 2023, the Company net settled the following share-based payments:

Name	Performance rights vested & exercised	Net settled shares	Withholding obligation (USD)
Non-KMP employees	844,449	449,961	$251,128
Rashda Buttar	158,110	89,160	45,304
Total			$296,432

OPTIONS

A summary of movements of all options issued is as follows:

	Number on issue	Weighted Average Exercise Price (AUD)
Options outstanding as of July 1, 2022	29,330,001	$0.51
Granted to employees	—	—
Forfeited	(66,667)	$0.50
Exercised	(170,000)	$390.00
Options outstanding as of December 31, 2022	29,093,334	$0.51
Vested options outstanding as of December 31, 2022	13,560,000	$0.52
Forfeited	(133,334)	$1.30
Exercised	(749,999)	$0.68
Options outstanding as of December 31, 2023	28,210,001	$0.50
Vested options outstanding as of December 31, 2023	12,676,667	$0.50

The weighted average remaining contractual life of options outstanding at December 31, 2023 was 3.4 years, and at December 31, 2022 was 3.8 years.

The range of exercise prices for options outstanding at December 31, 2023, was AUD$0.50 to AUD$0.55, and at December 31, 2022 was AUD$0.50 to AUD$1.40.

There were no options granted during the twelve months ended December 31, 2023, and twelve months ended December 31, 2022.